Leases (Details) - EUR (€)								6 Months Ended
	Apr. 27, 2024	Apr. 01, 2024	Feb. 02, 2024	Aug. 17, 2023	Nov. 15, 2022	Sep. 26, 2022	Jun. 01, 2022	Jun. 30, 2025
Leases [Line Items]
Lease agreement term	4 years		3 years	3 years	3 years	3 years	3 years
Monthly lease payment	€ 619	€ 3,618	€ 458	€ 572	€ 417	€ 420
Extended additional lease term		1 year
Cancellation lease payment								€ 137
First Year [Member]
Leases [Line Items]
Monthly lease payment							€ 3,384
Second Year [Member]
Leases [Line Items]
Monthly lease payment							€ 3,492